6. Equity (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Number of Warrants
Outstanding, Beginning | shares	12,901,955
Granted | shares	6,612,810
Exercised | shares	(400,000)
Forfeited or expired | shares	(1,084,597)
Outstanding, Ending | shares	18,030,168
Exercisable, Ending | shares	18,030,168
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares	$ 0.52
Granted | $ / shares	0.58
Exercised | $ / shares	0.35
Forfeited or expired | $ / shares	0.35
Outstanding, Ending | $ / shares	0.56
Exercisable, Ending | $ / shares	$ 0.56
Weighted-average Remaining Life (Years)
Outstanding	2 years 1 month 6 days
Exercisable	2 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding, Ending | $	$ 457,500
Exercisable, Ending | $	$ 457,500